Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (1,229)	$ (1,158)	$ (584)
Non-deductible and non-taxable permanent differences, net	6	22	4
Change in valuation allowances	0	140	(2)
Effect of changes in tax laws and similar	(149)	(6)	(6)
Current year tax credits	29	30	39
Other tax and credits	34	(51)	(22)
Benefits from tax holidays	45	60	49
Net impact of changes to uncertain tax positions	(8)	(12)	(8)
Earnings of subsidiaries taxed at different rates	433	443	187
Income tax expense	$ (541)	$ (520)	$ (331)